INCOME TAXES (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Applicable tax rate (in %)	20.00%	20.00%
Net operating losses	$ 2,087,848	$ 1,057,535
NOL carryforward period	10 years
Net deferred tax liabilities	$ 0	$ 135,701